Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

4. DISCONTINUED OPERATIONS

On November 29, 2016, the Company’s Board of Directors determined that it was in the Company’s best interest to close down CAP and the Company ceased its broker-dealer operations December 31, 2016. On February 21, 2017, the Company’s request to FINRA for Broker-Dealer Withdrawal (“BDW”) became effective.

Results of Discontinued Operations

Summarized operating results of discontinued operations are presented in the following table:

For the Year Ended
December 31, 2017

Revenues	$-
Gross profit	-
Operating expenses	(105,772)
Interest income, net	21
Loss from discontinued operations	$(105,751)